Summary of Significant Accounting Policies - Schedule of reconciliation of net income per common stock (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A common stock
Summary of Significant Accounting Policies
Allocation of net income			$ 15,386,968	$ (193,470)
Weighted average shares outstanding, basic (in shares)			42,500,000	35,224,658
Weighted average shares outstanding, diluted (in shares)			42,500,000	35,224,658
Basic net income (loss) per share (in dollars per share)	$ 0.03	$ 0.32	$ 0.36	$ (0.01)
Diluted net income (loss) per share (in dollars per share)	0.03	0.32	$ 0.36	$ (0.01)
Class B common stock
Summary of Significant Accounting Policies
Allocation of net income			$ 3,846,742	$ (58,163)
Weighted average shares outstanding, basic (in shares)			10,625,000	10,589,629
Weighted average shares outstanding, diluted (in shares)			10,625,000	10,589,629
Basic net income (loss) per share (in dollars per share)	0.03	0.32	$ 0.36	$ (0.01)
Diluted net income (loss) per share (in dollars per share)	$ 0.03	$ 0.32	$ 0.36	$ (0.01)